THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund

Supplement dated December 31, 2012 to the
Prospectus dated March 1, 2012
As Supplemented

The Prospectus for the funds listed above, dated March 1, 2012, as supplemented, is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect. Information about such other funds may be obtained by calling 800-992-3362, at the funds' website at http://www.alger.com, or by writing to Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02260-8480

S-MPIR 123112

THE ALGER INSTITUTIONAL FUNDS

Alger Capital Appreciation Institutional Fund
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund

Supplement dated December 31, 2012 to the
Statement of Additional Information
dated March 1, 2012,
As Supplemented

The Statement of Additional Information for the funds listed above, dated March 1, 2012, as supplemented, is effective only with respect to these funds, notwithstanding information appearing therein that relates to other funds, which information is of no effect. Information about such other funds may be obtained by calling 800-992-3362, at the funds' website at http://www.alger.com, or by writing to Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02260-8480

S-ISAI 123112